Commitments and Contingencies - Schedule of Future Minimum Commitments of Short-Term Lease and Leases Not yet Commenced under Non-Cancellable Agreements (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
2020	¥ 1,351
2021	1,827
2022	1,876
2023 and after	681
Total	¥ 5,735